MF Global Recovery (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 MF Global Inc. [Member]	Oct. 31, 2011 MF Global Inc. [Member]	Dec. 31, 2013 Total Index Series [Member]	Dec. 31, 2012 Total Index Series [Member]	Dec. 31, 2011 Total Index Series [Member]	Nov. 30, 2012 Total Index Series [Member] MF Global Inc. [Member]	Dec. 31, 2013 Agricultural Sector Series [Member]	Dec. 31, 2012 Agricultural Sector Series [Member]	Dec. 31, 2011 Agricultural Sector Series [Member]	Nov. 30, 2012 Agricultural Sector Series [Member] MF Global Inc. [Member]
Related Party Transaction [Line Items]
Assets in customer segregated and secured amount accounts on deposit					$ 33,268,088
Bankruptcy proceedings and the level that other claimants have been able to sell their claims				2,239,385
Proceeds received from the sale amount									16,047,085				1,339,829
Net loss	$ (16,381,750)	$ 8,717,100	$ (36,053,533)			$ (15,047,896)	$ 8,317,819	$ (32,547,255)	$ 1,642,019	$ (1,333,854)	$ 399,281	$ (3,506,278)	$ 139,215